BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2023 and 2022 is as follows:

	2023		2022
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	-	-	115	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	6,601,689	16,932,954	4,046,758	15,226,146
Associates with significative influence:
Link	17,459	-	14,583	-
TGU	-	128,683	-	87,814
Other related companies:
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	38,298	55,682	61,332	54,553
CT Barragán S.A.	15,558	-	13,372	-
Oleoductos del Valle S.A.	6,146	-	-	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	11,044	4,040,743	6,935	-
Transener S.A.	61	-	94	-
Total	6,690,255	21,158,062	4,143,189	15,368,513

(1)	Accounts payable includes Ps. 14,747,577 and Ps. 13,272,864 corresponding to the financial leasing recorded as “Loans” as of December 31, 2023 and 2022, respectively.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2023, 2022 and 2021 is as follows:

Year ended December 31, 2023:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	219	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	3,460,789	8,605,778	17,632,528	16,522,448	6,078,353	-	917,514	-	-
Associates with significant influence:
Link	-	-	141,201	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	53,269	-	-	-	-	-	-
Transener S.A.	-	-	593	-	-	-	-	-	-
Oleoductos del Valle S.A.	89,665	-	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	59,891	-	-	-	-	6,810,283	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	700,506	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	141,456
Total	4,250,960	8,605,778	17,887,482	16,522,448	6,078,353	219	917,514	6,810,283	141,456
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2023, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 41,077,629 which are activated within the balance of advances to suppliers.

Year ended December 31, 2022:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	504	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	4,582,093	11,158,452	12,371,693	18,143,329	9,551,489	-	1,191,598	-	-
Associates with significant influence:
Link	-	-	145,583	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	22,431	-	-	-	-	-	-
Transener S.A.	-	-	1,299	-	-	-	-	-	-
CT Barragán S.A.	-	-	54,369	-	-	-	-	300,222	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	929,764	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	96,720
Total	5,511,857	11,158,452	12,595,375	18,143,329	9,551,489	504	1,191,598	300,222	96,720
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2022, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 10,335,414 which are activated within the balance of advances to suppliers.

Year ended December 31, 2021:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	863	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	5,189,780	15,558,595	7,366,239	17,526,586	13,235,940	-	1,769,776	-	-
Associates with significant influence:
Link	-	-	-	-	-	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	160,506	-	168,478	-	-	-	-	-	-
Transener S.A.	-	-	2,183	-	-	-	-	-	-
CT Barragán S.A.	-	-	83,018	-	-	-	-	1,507,468	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	902,338	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	7,091
Total	6,252,624	15,558,595	7,619,918	17,526,586	13,235,940	863	1,769,776	1,507,468	7,091
(1) Corresponds to donations expenses.